CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tender offer litigation) (Details) R$ / shares in Units, R$ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2013 R$ / shares shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Oct. 17, 2023 justice	Dec. 31, 2017 member	Dec. 31, 2016 decision
Disclosure of contingent liabilities [line items]
Number of justices				2	2
Contingent liability, spread on monetary adjustments and interest				0.01
Contingent liability, portion of legal costs from compensation payable				0.10
Number of decisions issued | decision						2
Ternium Investments S.à.r.l.
Disclosure of contingent liabilities [line items]
Contingent liability, tender offer litigation		R$ 3.1	$ 0.6
Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Contingent liability, tender offer litigation		R$ 1.1	$ 0.2
Pending Litigation | Comphania Siderúrgica Nacional vs. Ternium Investments S.a.r.l., Siderar & Confab Industrial S.A.
Disclosure of contingent liabilities [line items]
Tender offer, percent	80.00%
Tender offer, price per share | R$ / shares	R$ 28.8
Tender offer, number of shares | shares	182,609,851
Ternium Investments S.à.r.l. | Pending Litigation | Comphania Siderúrgica Nacional vs. Ternium Investments S.a.r.l., Siderar & Confab Industrial S.A.
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	60.60%
Ternium Argentina S.A. | Pending Litigation | Comphania Siderúrgica Nacional vs. Ternium Investments S.a.r.l., Siderar & Confab Industrial S.A.
Disclosure of contingent liabilities [line items]
Proportion of shares in tender offer	21.50%